Intangible assets	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
Intangible assets
11	Intangible assets

	Goodwill € ‘000s	Customer databases € ‘000s	Brands € ‘000s	Licenses € ‘000s	Exclusive license rights € ‘000s	Marketing and data analytics know-how € ‘000s	Acquired technology € ‘000s	Internally- generated software development costs € ‘000s	Total € ‘000s
Cost
At January 1, 2020	18,830	8,908	59,777	1,741	55,000	54,682	8,852	1,899	209,689
Arising on business combinations	94	7,073	14,316	1,024	—	44,595	20,258	—	87,360
Additions	—	—	—	621	—	—	—	9,521	10,142
Effects of movements in exchange rates	(81)	—	—	98	—	—	—	(5)	12

At December 31, 2020	18,843	15,981	74,093	3,484	55,000	99,277	29,110	11,415	307,203
Arising on business combinations	6,071	11,193	—	242	—	18,165	640	—	36,311
Disposals	—	—	—	—	—	—	(135)	(2,088)	(2,223)
Additions	—	—	—	1,994	—	—	—	21,612	23,606
Effects of movements in exchange rates	109	2	—	(10)	—	—	13	(18)	96

At December 31, 2021	25,023	27,176	74,093	5,710	55,000	117,442	29,628	30,921	364,993

Accumulated amortization and impairment
At January 1, 2020	—	3,768	3,476	1,354	22,805	4,557	1,412	992	38,364
Amortization charge for the year	—	4,839	6,797	272	16,098	15,019	6,692	1,474	51,191
Effects of movements in exchange rates	—	—	—	(14)	—	—	25	—	11

At December 31, 2020	—	8,607	10,273	1,612	38,903	19,576	8,129	2,466	89,566
Amortization charge for the year	—	11,913	7,307	642	16,097	25,498	11,082	5,025	77,564
Disposals	—	—	—	—	—	—	—	(131)	(131)
Effects of movements in exchange rates	—	—	—	43	—	—	(25)	(1)	17

At December 31, 2021	—	20,520	17,580	2,297	55,000	45,074	19,186	7,359	167,016

Net book value
At December 31, 2020	18,843	7,374	63,820	1,872	16,097	79,701	20,981	8,949	217,637
At December 31, 2021	25,023	6,656	56,513	3,413	—	72,368	10,442	23,562	197,977
The Group acquired intangible assets during 2021 relating to its acquisitions during the year as described in note 4. The fair values of the intangible assets related to these acquisitions were customer databases of € 11.1 million, marketing and data analytics know-how
of € 18.2 million, licenses of € 0.2 million, and acquired technology of € 0.6 million. Acquired customer databases are being amortized under the diminishing balance method over a period of 5 years. All other classes of acquired intangible assets are being amortized on a straight-line
basis over the estimated remaining useful lives for each category which are 10 years for brands,
4-5
years for marketing and data analytics, 2.5 years for licenses and
2.5-6
years for acquired technology.
The Group acquired intangible assets relating to 2020 acquisitions in note 4. The fair values of the intangible assets related to these acquisitions were customer databases of € 7.1 million, brands of € 14.3 million, marketing and data analytics know-how
of € 44.6 million, licenses of € 1.0 million, and acquired technology of € 20.2 million. Acquired customer databases are being amortized under the diminishing balance method over a period of 5 years. All other classes of acquired intangible assets are being amortized on a straight-line
basis over the estimated remaining useful lives for each category which are 10 years for brands,
4-5
years for marketing and data analytics, 2.5 years for licenses and
2.5-6
years for acquired
technology.

Parent [member]
Statements [Line Items]
Intangible assets
5	Intangible assets

Trademarks
€
Cost
At January 1, 2021	—
Additions	10,521
At December 31, 2021	10,521
Accumulated amortization and impairment
At January 1, 2021	—
Amortization charge for the period	—

At December 31, 2021	—

Net book value
At December 31, 2021	10,521